UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Family Capital Trust Company
           -----------------------------------------------------
Address:   33 Broad St.
           Boston, MA 02109
           -----------------------------------------------------

Form 13F File Number: 28-06719
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carolyn B. Bergen
        -------------------------
Title:  CCO
        -------------------------
Phone:  617-896-3638
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carolyn B. Bergen                   Boston, MA                     4/10/2009
---------------------                   ----------                     ---------
     [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          112
                                         -----------
Form 13F Information Table Value Total:     $103,992
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFLAC INCORPORATED             COM              001055102        4     195 SH       SOLE    195         0      0    0
A T & T INC                    COM              00206R102        7     293 SH       SOLE    293         0      0    0
ABBOTT LABS                    COM              002824100     2495   52297 SH       SOLE    51872       0      0  425
ADOBE SYS INC                  COM              00724F101    34197 1599483 SH       SOLE    1598883     0      0  600
AMERICAN EXPRESS CO            COM              025816109      251   18404 SH       SOLE    18404       0      0    0
AMERIPRISE FINANCIAL           COM              03076C106       75    3680 SH       SOLE    3680        0      0    0
AMERIGAS PARTNERS LP           COM              030975106      172    6075 SH       SOLE    6075        0      0    0
AMGEN INC                      COM              031162100        5     100 SH       SOLE    100         0      0    0
ANADARKO PETE INC              COM              032511107      117    3000 SH       SOLE    3000        0      0    0
APPLE INCORPORATED             COM              037833100     1207   11481 SH       SOLE    11356       0      0  125
ARGAN, INC                     COM              04010E109      443   33480 SH       SOLE    33480       0      0    0
AUTOMATIC DATA PROCESSING      COM              053015103       88    2500 SH       SOLE    2500        0      0    0
BP AMOCO P L C                 SPONSORED ADR    055622104      334    8325 SH       SOLE    8325        0      0    0
BP PRUDHOE BAY ROYALTY TRUST                    055630107      293    4500 SH       SOLE    4500        0      0    0
BHP BILLITON LIMITED                            088606108       87    1950 SH       SOLE    1950        0      0    0
BLACKROCK MUNIVEST FUND                         09253R105      133   17700 SH       SOLE    17700       0      0    0
BRIDGELINE SOFTWARE            COM              10807Q205      443  388497 SH       SOLE    388497      0      0    0
BUCKEYE PARTNERS                                118230101      227    6371 SH       SOLE    6371        0      0    0
CVS/CAREMARK                   COM              126650100     1592   57925 SH       SOLE    57375       0      0  550
CADBURY PLC                    ADR              12721E102     1991   65730 SH       SOLE    65030       0      0  700
CATERPILLAR INC                COM              149123101        1      50 SH       SOLE    50          0      0    0
CHEVRON CORP                   COM              166764100      316    4700 SH       SOLE    4700        0      0    0
CISCO SYS INC                  COM              17275R102      600   35750 SH       SOLE    35750       0      0    0
COCA COLA CO                   COM              191216100       86    1959 SH       SOLE    1959        0      0    0
COLGATE PALMOLIVE CO           COM              194162103       12     210 SH       SOLE    210         0      0    0
CONOCOPHILLIPS                 COM              20825C104      911   23260 SH       SOLE    23260       0      0    0
CONSOLIDATED EDISON INC        COM              209115104       99    2500 SH       SOLE    2500        0      0    0
CUMMINS INC                    COM              231021106      151    5945 SH       SOLE    5945        0      0    0
DPL INC                        COM              233293109       11     500 SH       SOLE    500         0      0    0
DREYFUS STRATEGIC MUNS IN      COM              261932107      113   17000          SOLE    17000       0      0    0
EBAY INC                       COM              278642103      516   41100 SH       SOLE    41100       0      0    0
EMERSON ELEC CO                COM              291011104       71    2500 SH       SOLE    2500        0      0    0
ENERGY TRANSFER EQUITY, LP                      29273V100      913   43250 SH       SOLE    42850       0      0  400
ENTERPRISE PRODUCTS LP                          293792107     2224   99961 SH       SOLE    98912       0      0 1049
EXELON CORP                                     30161N101      408    9000 SH       SOLE    9000        0      0    0
EXXON MOBIL CORP               COM              30231G102     4059   59602 SH       SOLE    58366       0      0 1236
FPL GROUP INC                  COM              302571104      127    2500 SH       SOLE    2500        0      0    0
GENENTECH INC                  COM              368710406        4      38 SH       SOLE    38          0      0    0
GENERAL ELEC CO                COM              369604103     1327  131268 SH       SOLE    131268      0      0    0
GENERAL MLS INC                COM              370334104       75    1500 SH       SOLE    1500        0      0    0
GOLDCORP INC                   COM              380956409      133    4000 SH       SOLE    4000        0      0    0
GOOGLE INC                     COM              38259P508       61     175 SH       SOLE    175         0      0    0
HEALTH CARE INDUSTRIES RE      COM              42217K106       18     600 SH       SOLE    600         0      0    0
HEWLETT PACKARD CO             COM              428236103      176    5500 SH       SOLE    5500        0      0    0
HIGHWOODS PROPERTIES                            431284108       21    1000 SH       SOLE    1000        0      0    0
HOME DEPOT INC                 COM              437076102      350   14849 SH       SOLE    14849       0      0    0
HUGOTON ROYALTY TRUST                           444717102       44    4599 SH       SOLE    4599        0      0    0
INTEL CORP                     COM              458140100     1805  120127 SH       SOLE    119227      0      0  900
INTERNATIONAL BUSINESS MA      COM              459200101     2702   27884 SH       SOLE    27474       0      0  410
IRON MTN INC PA                COM              462846106       25    1125 SH       SOLE    1125        0      0    0
ISHARES MSCI SINGAPORE IN                       464286673      531   84210 SH       SOLE    82560       0      0 1650
ISHARES S&P 500 INDEX FUND                      464287200      481    6035 SH       SOLE    6035        0      0    0
ISHARES S&P GLOBAL TELECOM                      464287275        3      75 SH       SOLE    75          0      0    0
ISHARES S&P GLOBAL HEALTH                       464287325      872   21893 SH       SOLE    21893       0      0    0
ISHARES LATIN AMERICA                           464287390       61    2375 SH       SOLE    2375        0      0    0
ISHARES BARCLAYS 1-3 YEAR      TREASURY BOND    464287457    11673  138451 SH       SOLE    136601      0      0 1850
                               FUND
S & P NORTH AMERICAN TECH                       464287549        5     150 SH       SOLE    150         0      0    0
ISHARES NASDAQ BIOTECHNOL                       464287556      524    7900 SH       SOLE    7900        0      0    0
ISHARES DOW JONES                               464287812       33     800 SH       SOLE    800         0      0    0
JPMORGAN CHASE & CO            COM              46625H100      424   15950 SH       SOLE    15950       0      0    0
JOHNSON & JOHNSON              COM              478160104     1272   24182 SH       SOLE    23482       0      0  700
KAYNE ANDERSON MLP INVEST                       486606106        6     300 SH       SOLE    300         0      0    0
KIMBERLY CLARK CORP            COM              494368103       28     600 SH       SOLE    600         0      0    0
KINDERMORGAN ENERGY LP                          494550106      288    6166 SH       SOLE    6166        0      0    0
LILLY ELI & CO                 COM              532457108       20     600 SH       SOLE    600         0      0    0
LORILLARD, INC                 COM              544147101       93    1500 SH       SOLE    1500        0      0    0
LOWES COMPANIES                COM              548661107       62    3400 SH       SOLE    3400        0      0    0
MEDCO HEALTH SOLUTIONS         COM              58405U102      203    4916 SH       SOLE    4916        0      0    0
MEDTRONIC INC                  COM              585055106     2876   97638 SH       SOLE    96663       0      0  975
MERCK & CO INC                 COM              589331107      814   30444 SH       SOLE    30444       0      0    0
METHANEX CORP                  COM              59151K108        1     100 SH       SOLE    100         0      0    0
MICROSOFT CORP                 COM              594918104     1146   62400 SH       SOLE    61450       0      0  950
MICROCHIP TECH INC             COM              595017104        4     185 SH       SOLE    185         0      0    0
MILLIPORE CORP                 COM              601073109     1503   26190 SH       SOLE    25990       0      0  200
MONSANTO CORP                  COM              61166W101       52     630 SH       SOLE    630         0      0    0
NOKIA CORP                     ADR-S SHS        654902204       25    2100 SH       SOLE    2100        0      0    0
                               SPONSORED
NOVO NORDISK                   ADR              670100205       43     900 SH       SOLE    900         0      0    0
OCCIDENTAL PETROLEUM CORP      COM              674599105     1158   20800 SH       SOLE    20800       0      0    0
OIL SERVICE HOLDERS            COM              678002106      423    5700 SH       SOLE    5700        0      0    0
OMEGA HEALTHCARE INVS          COM              681936100       18    1250 SH       SOLE    1250        0      0    0
PPG INDS INC                   COM              693506107       33     900 SH       SOLE    900         0      0    0
PAYCHEX INC                    COM              704326107       17     675 SH       SOLE    675         0      0    0
PEPSICO INC                    COM              713448108      963   18701 SH       SOLE    18701       0      0    0
PETROCHINA CO LTD                               71646E100       64     800 SH       SOLE    800         0      0    0
PETROLIO BRASILEIRO ADR        ADR              71654V408       23     750 SH       SOLE    750         0      0    0
PFIZER INC                     COM              717081103      787   57761 SH       SOLE    56591       0      0 1170
PLAINS ALL AMERICAN PIPELINE                    726503105       40    1078 SH       SOLE    1078        0      0    0
POWERSHARES QQQQ TRUST                          73935A104      840   27725 SH       SOLE    27725       0      0    0
POWERSHARES DYNAMIC ENERG                       73935X658        5     400 SH       SOLE    400         0      0    0
PROCTER & GAMBLE CO            COM              742718109     1678   35633 SH       SOLE    35633       0      0    0
SPDR S & P DEPOSIT RCPTS                        78462F103      657    8265 SH       SOLE    8265        0      0    0
SPDR GOLD TRUST                                 78463V107     4977   55127 SH       SOLE    54627       0      0  500
SPDR INDEX SH S&P BRIC 40                       78463X798      328   22190 SH       SOLE    21690       0      0  500
SCHLUMBERGER LTD               COM              806857108      736   18117 SH       SOLE    18067       0      0   50
SPDRFUND INDUSTRIAL                             81369Y704       55    3000 SH       SOLE    3000        0      0    0
SOUTHERN CO                    COM              842587107       37    1200 SH       SOLE    1200        0      0    0
STERICYCLE INC                 COM              858912108       52    1100 SH       SOLE    1100        0      0    0
STRYKER CORP                   COM              863667101      313    9200 SH       SOLE    9200        0      0    0
SYSCO CORP                     COM              871829107      521   22867 SH       SOLE    22867       0      0    0
TEVA PHARMACEUTICAL IND        COM              881624209        8     180 SH       SOLE    180         0      0    0
3M CO                          COM              88579Y101      126    2535 SH       SOLE    2535        0      0    0
TRAVELERS GROUP INC            COM              89417E109        7     175 SH       SOLE    175         0      0    0
UNITED TECHNOLOGIES CORP       COM              913017109      730   17000 SH       SOLE    17000       0      0    0
UNITEDHEALTH GROUP INC CO      COM              91324P102      136    6500 SH       SOLE    6500        0      0    0
VANGUARD CONSUMER STAPLES      ETF              92204A207      246    4785 SH       SOLE    4785        0      0    0
VANGUARD INFO TECHNOLOGY       ETF              92204A702       32     900 SH       SOLE    900         0      0    0
VENTAS INC                     COM              92276F100       51    2250 SH       SOLE    2250        0      0    0
VORNADO REALTY TRUST                            929042109       24     711 SH       SOLE    711         0      0    0
WAL MART STORES INC            COM              931142103     2479   47582 SH       SOLE    47207       0      0  375
WEYERHAEUSER CO                COM              962166104       96    3500 SH       SOLE    3500        0      0    0
WYETH                          COM              983024100      350    8133 SH       SOLE    8133        0      0    0
XTO ENERGY INC                 COM              98385X106     1419   46353 SH       SOLE    46353       0      0    0